INVESTMENT IN FINANCE LEASE	12 Months Ended
Dec. 31, 2019
INVESTMENT IN FINANCE LEASE [Abstract]
INVESTMENT IN FINANCE LEASE
4.	INVESTMENT IN FINANCE LEASE

At each of December 31, 2019 and 2018, the Company had one aircraft classified as an investment in finance lease, which had an implicit interest rate of 5%.  During the years ended December 31, 2019, 2018 and 2017, the Company recognized finance lease revenue totaling $0.6 million, $0.7 million and $0.7 million, respectively.

The Company’s net investment in finance lease consisted of the following (dollars in thousands):

	December 31, 2019	December 31, 2018
Total minimum lease payments receivable	$9,600	$11,400
Estimated unguaranteed residual value of leased asset	4,227	4,227
Unearned finance income	(2,188)	(2,805)
Net Investment in Finance Lease	$11,639	$12,822

Presented below are the contracted future minimum rental payments due under the non-cancellable finance lease, as of December 31, 2019.

Year ending December 31,	(Dollars in thousands)
2020	$1,800
2021	1,800
2022	1,800
2023	1,800
2024	1,800
Thereafter	600
Future minimum rental payments under finance lease	$9,600